INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Disclosure of income taxes	Income tax expense is as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Current tax expense	347,162	269,924	218,540
Deferred tax benefit	(4,541)	(30,178)	(12,001)
Taxes relating to prior years	2,276	(1,274)	2,556
Total income tax expense	344,897	238,472	209,095

Income tax reconciliation
The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Profit before taxes	1,602,354	1,177,766	1,042,231
Theoretical income tax rate	24.0%	24.0%	24.0%
Theoretical income tax expense	384,565	282,664	250,136
Tax effect on:
Permanent and other differences	(95,836)	(85,736)	(79,267)
Italian Regional Income Tax (IRAP)	48,912	39,446	32,422
Effect of changes in tax rates and tax regulations	961	553	633
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,156	1,945	2,077
Taxes relating to prior years	2,276	(1,274)	2,556
Withholding tax on earnings	1,863	875	539
Income tax expense	344,897	238,472	209,095

Effective tax rate	21.5%	20.2%	20.1%

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022, is as follows:

	At December 31,
	2023	2022
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	128,110	107,252
To be recovered within 12 months	89,443	96,130
	217,553	203,382
Deferred tax liabilities:
To be realized after 12 months	(100,865)	(86,160)
To be realized within 12 months	(35,981)	(40,347)
	(136,846)	(126,507)
Net deferred tax assets	80,707	76,875

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022, is as follows:

	At December 31,
	2023	2022
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	128,110	107,252
To be recovered within 12 months	89,443	96,130
	217,553	203,382
Deferred tax liabilities:
To be realized after 12 months	(100,865)	(86,160)
To be realized within 12 months	(35,981)	(40,347)
	(136,846)	(126,507)
Net deferred tax assets	80,707	76,875

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2022	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2023
	(€ thousand)
Deferred tax assets arising on:
Provisions	120,279	11,121	—	—	131,400
Deferred income	51,635	—	—	—	51,635
Employee benefits	2,665	—	(52)	—	2,613
Foreign currency exchange rate differences	3,439	388	—	—	3,827
Inventory obsolescence	100,835	19,305	—	(220)	119,920
Allowances for doubtful accounts	5,223	(166)	—	3	5,060
Depreciation	17,533	264	—	(15)	17,782
Trademark step-up	85,374	(6,696)	—	—	78,678
Patent box	78,381	15,887	—	—	94,268
Other	14,844	2,149	—	(2,560)	14,433
Total deferred tax assets	480,208	42,252	(52)	(2,792)	519,616
Deferred tax liabilities arising on:
Depreciation	(5,057)	1,507	—	92	(3,458)
Capitalization of development costs	(355,574)	(29,683)	—	—	(385,257)
Employee benefits	(1,510)	26	—	—	(1,484)
Foreign currency exchange rate differences	(1,160)	(1,520)	—	—	(2,680)
Cash flow hedge reserve	(16,171)	—	6,403	—	(9,768)
Tax on undistributed earnings	(10,578)	(8,281)	—	—	(18,859)
Other	(13,283)	240	—	(4,360)	(17,403)
Total deferred tax liabilities	(403,333)	(37,711)	6,403	(4,268)	(438,909)
Total net deferred tax assets/(liabilities)	76,875	4,541	6,351	(7,060)	80,707

	At December 31, 2021	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2022
	(€ thousand)
Deferred tax assets arising on:
Provisions	103,981	16,556	—	(258)	120,279
Deferred income	51,635	—	—	—	51,635
Employee benefits	3,041	—	(376)	—	2,665
Foreign currency exchange rate differences	610	2,830	—	(1)	3,439
Cash flow hedge reserve	8,455	—	(8,455)	—	—
Inventory obsolescence	69,107	31,648	—	80	100,835
Allowances for doubtful accounts	5,178	50	—	(5)	5,223
Depreciation	17,555	(15)	—	(7)	17,533
Trademark step-up	84,537	837	—	—	85,374
Patent box	65,693	12,688	—	—	78,381
Other	14,328	575	—	(59)	14,844
Total deferred tax assets	424,120	65,169	(8,831)	(250)	480,208
Deferred tax liabilities arising on:
Depreciation	(6,781)	2,076	—	(352)	(5,057)
Capitalization of development costs	(311,438)	(44,134)	—	(2)	(355,574)
Employee benefits	(1,053)	(457)	—	—	(1,510)
Foreign currency exchange rate differences	(526)	(634)	—	—	(1,160)
Cash flow hedge reserve	—	—	(16,171)	—	(16,171)
Tax on undistributed earnings	(17,404)	6,826	—	—	(10,578)
Other	(14,134)	1,332	—	(481)	(13,283)
Total deferred tax liabilities	(351,336)	(34,991)	(16,171)	(835)	(403,333)
Total net deferred tax assets/(liabilities)	72,784	30,178	(25,002)	(1,085)	76,875

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2022	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2023
	(€ thousand)
Deferred tax assets arising on:
Provisions	120,279	11,121	—	—	131,400
Deferred income	51,635	—	—	—	51,635
Employee benefits	2,665	—	(52)	—	2,613
Foreign currency exchange rate differences	3,439	388	—	—	3,827
Inventory obsolescence	100,835	19,305	—	(220)	119,920
Allowances for doubtful accounts	5,223	(166)	—	3	5,060
Depreciation	17,533	264	—	(15)	17,782
Trademark step-up	85,374	(6,696)	—	—	78,678
Patent box	78,381	15,887	—	—	94,268
Other	14,844	2,149	—	(2,560)	14,433
Total deferred tax assets	480,208	42,252	(52)	(2,792)	519,616
Deferred tax liabilities arising on:
Depreciation	(5,057)	1,507	—	92	(3,458)
Capitalization of development costs	(355,574)	(29,683)	—	—	(385,257)
Employee benefits	(1,510)	26	—	—	(1,484)
Foreign currency exchange rate differences	(1,160)	(1,520)	—	—	(2,680)
Cash flow hedge reserve	(16,171)	—	6,403	—	(9,768)
Tax on undistributed earnings	(10,578)	(8,281)	—	—	(18,859)
Other	(13,283)	240	—	(4,360)	(17,403)
Total deferred tax liabilities	(403,333)	(37,711)	6,403	(4,268)	(438,909)
Total net deferred tax assets/(liabilities)	76,875	4,541	6,351	(7,060)	80,707

	At December 31, 2021	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2022
	(€ thousand)
Deferred tax assets arising on:
Provisions	103,981	16,556	—	(258)	120,279
Deferred income	51,635	—	—	—	51,635
Employee benefits	3,041	—	(376)	—	2,665
Foreign currency exchange rate differences	610	2,830	—	(1)	3,439
Cash flow hedge reserve	8,455	—	(8,455)	—	—
Inventory obsolescence	69,107	31,648	—	80	100,835
Allowances for doubtful accounts	5,178	50	—	(5)	5,223
Depreciation	17,555	(15)	—	(7)	17,533
Trademark step-up	84,537	837	—	—	85,374
Patent box	65,693	12,688	—	—	78,381
Other	14,328	575	—	(59)	14,844
Total deferred tax assets	424,120	65,169	(8,831)	(250)	480,208
Deferred tax liabilities arising on:
Depreciation	(6,781)	2,076	—	(352)	(5,057)
Capitalization of development costs	(311,438)	(44,134)	—	(2)	(355,574)
Employee benefits	(1,053)	(457)	—	—	(1,510)
Foreign currency exchange rate differences	(526)	(634)	—	—	(1,160)
Cash flow hedge reserve	—	—	(16,171)	—	(16,171)
Tax on undistributed earnings	(17,404)	6,826	—	—	(10,578)
Other	(14,134)	1,332	—	(481)	(13,283)
Total deferred tax liabilities	(351,336)	(34,991)	(16,171)	(835)	(403,333)
Total net deferred tax assets/(liabilities)	72,784	30,178	(25,002)	(1,085)	76,875